BlackRock Global Impact Fund
2
(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
January 31, 2023
Security
Shares
Shares Value
Common Stocks
Australia — 2.2%
APM Human Services International Ltd. 140,028 $ 257,553
Brazil — 3.2%
Atacadao SA ................. 20,246 65,887
MercadoLibre, Inc.
(a)
............ 120 141,803
MRV Engenharia e Participacoes SA . 19,044 26,373
Sendas Distribuidora SA
(a)
........ 35,379 136,462
370,525
Canada — 3.1%
North West Co., Inc. (The) ........ 11,785 320,986
Shopify, Inc., Class A
(a)
.......... 895 44,097
365,083
China — 1.3%
China Three Gorges Renewables
Group Co. Ltd., Class A ....... 108,200 92,327
Contemporary Amperex Technology Co.
Ltd., Class A ............... 900 62,447
154,774
Denmark — 5.7%
Chr Hansen Holding A/S ......... 892 65,861
Orsted A/S
(b)(c)
................ 4,092 364,401
Vestas Wind Systems A/S ........ 7,789 227,918
658,180
Germany — 1.9%
LEG Immobilien SE ............ 2,780 217,324
India — 1.3%
Bandhan Bank Ltd.
(a)(b)(c)
......... 50,297 150,754
Indonesia — 6.4%
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 1,476,900 452,918
Dayamitra Telekomunikasi PT
(a)
.... 6,309,700 284,470
737,388
Japan — 4.0%
Daikin Industries Ltd. ........... 500 86,847
Katitas Co. Ltd. ............... 8,900 218,232
Nidec Corp. ................. 2,800 155,173
460,252
Netherlands — 1.2%
Koninklijke DSM NV ............ 1,067 137,218
South Korea — 2.2%
Samsung SDI Co. Ltd. .......... 452 253,302
Spain — 4.2%
Corp. ACCIONA Energias Renovables
SA ..................... 1,431 58,520
EDP Renovaveis SA ............ 19,870 432,194
490,714
Switzerland — 1.5%
Landis+Gyr Group AG
(a)
......... 2,378 175,191
United Kingdom — 6.9%
Halma plc ................... 11,357 302,369
Pearson plc ................. 14,728 167,961
RELX plc ................... 7,597 225,699
Wise plc, Class A
(a)
............. 15,272 102,378
798,407
Security
Shares
Shares Value
United States — 51.9%
Agilent Technologies, Inc. ........ 1,768 $ 268,877
Aptiv plc
(a)
................... 2,379 269,041
Autodesk, Inc.
(a)(d)
.............. 592 127,375
Ball Corp. ................... 1,619 94,291
Block, Inc., Class A
(a)
........... 1,695 138,515
Boston Scientific Corp.
(a)
......... 10,223 472,814
Brookfield Renewable Corp., Class A 9,372 295,202
Cable One, Inc. ............... 94 74,249
Crown Holdings, Inc. ........... 1,464 129,066
Danaher Corp. ............... 1,253 331,268
Duolingo, Inc., Class A
(a)
......... 801 76,487
Encompass Health Corp. ........ 2,940 183,603
Enphase Energy, Inc.
(a)
.......... 130 28,779
Etsy, Inc.
(a)
.................. 558 76,770
Global Payments, Inc. .......... 530 59,742
Grand Canyon Education, Inc.
(a)
.... 1,231 143,485
Grocery Outlet Holding Corp.
(a)
..... 5,871 178,420
ICF International, Inc. ........... 2,898 296,147
Inspire Medical Systems, Inc.
(a)
.... 138 34,922
Instructure Holdings, Inc.
(a)
....... 4,531 122,473
Jack Henry & Associates, Inc. ..... 1,505 271,035
NextEra Energy, Inc. ........... 2,401 179,187
Palo Alto Networks, Inc.
(a)
........ 294 46,640
Quanta Services, Inc.
(d)
.......... 952 144,885
Royalty Pharma plc, Class A ...... 12,665 496,341
Schneider Electric SE ........... 2,233 362,227
SolarEdge Technologies, Inc.
(a)
..... 180 57,443
STERIS plc .................. 256 52,867
Stride, Inc.
(a)
................. 2,404 103,204
Tesla, Inc.
(a)
.................. 479 82,972
Thermo Fisher Scientific, Inc. ...... 199 113,496
Trane Technologies plc .......... 508 90,993
Trimble, Inc.
(a)
................ 2,546 147,821
Veeva Systems, Inc., Class A
(a)
.... 882 150,425
Zoetis, Inc., Class A ............ 1,306 216,130
Zurn Elkay Water Solutions Corp. ... 3,965 86,675
6,003,867
Total Long-Term Investments — 97.0%
(Cost: $10,694,053) .............................. 11,230,532
Short-Term Securities
Money Market Funds — 4.2%
(e)(f)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.07% ...... 330,663 330,663
SL Liquidity Series, LLC, Money Market
Series, 4.54%
(g)
............. 155,485 155,517
Total Short-Term Securities — 4.2%
(Cost: $486,168) ................................ 486,180
Total Investments — 101.2%
(Cost: $11,180,221) .............................. 11,716,712
Liabilities in Excess of Other Assets — (1.2)% ............ (144,396)
Net Assets — 100.0% .............................. $ 11,572,316

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/23
Shares
Held at
01/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ — $ 330,663
(a)
$ — $ — $ — $ 330,663 330,663 $ 2,491 $ —
SL Liquidity Series, LLC, Money
Market Series ........... — 155,717
(a)
— (213) 13 155,517 155,485 195
(b)
—
$ (213) $ 13 $ 486,180 $ 2,686 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Global Impact Fund

Schedule of Investments
(unaudited) (continued)
January 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 257,553 $ — $ 257,553
Brazil ............................................... 370,525 — — 370,525
Canada ............................................. 365,083 — — 365,083
China ............................................... — 154,774 — 154,774
Denmark ............................................. — 658,180 — 658,180
Germany ............................................ — 217,324 — 217,324
India ............................................... — 150,754 — 150,754
Indonesia ............................................ — 737,388 — 737,388
Japan ............................................... — 460,252 — 460,252
Netherlands ........................................... — 137,218 — 137,218
South Korea .......................................... — 253,302 — 253,302
Spain ............................................... — 490,714 — 490,714
Switzerland ........................................... — 175,191 — 175,191
United Kingdom ........................................ — 798,407 — 798,407
United States .......................................... 5,641,640 362,227 — 6,003,867
Short-Term Securities
Money Market Funds ...................................... 330,663 — — 330,663
$ 6,707,911 $ 4,853,284 $ — $ 11,561,195
Investments Valued at NAV
(a)
..................................... 155,517
$ —
$ 11,716,712
$ —
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.